CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Feb. 28, 2019
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Common Stock, No Par Value	$ 0	$ 0	$ 0	$ 0